Income Tax (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Income Tax
PRC		$ 70,382,855	$ 111,905,366	$ 91,779,478
Outside of PRC		(25,041,651)	(29,476,625)	(45,994,531)
Income before taxes and equity in affiliates		45,341,204	82,428,741	45,784,947
The PRC		17,990,790	17,905,374	21,147,165
Outside of the PRC		17,425	10,072
Current income taxes expenses (benefits)		18,008,215	17,915,446	21,147,165
The PRC		(7,700,893)	(2,369,482)	(18,081,440)
Deferred income taxes expenses (benefits)		(7,700,893)	(2,369,482)	(18,081,440)
Income tax expense		$ 10,307,322	$ 15,545,964	$ 3,065,725
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses		$ 11,248,353	$ 11,991,920
Bad debt provision		6,587,704	3,867,755
Net operating loss carry forwards		3,787,766	3,574,524
Advertising expenses temporarily non-deductible		11,307,976	11,097,262
Other		492,160	459,506
Gross deferred tax assets		33,423,959	30,990,967
Valuation allowance		(654,267)	(957,162)	$ (1,051,973)	$ (831,361)
Total deferred tax assets		32,769,692	30,033,805
Analysis as:
Current		31,073,758	29,857,574
Non-current		1,695,934	176,231
Deferred tax liabilities:
Amortization of intangible and other assets		22,997,731	26,041,591
Total deferred tax liabilities		22,997,731	26,041,591
Analysis as:
Non-current		$ 22,997,731	$ 26,041,591
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000	$ 15,400
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2013 through 2014
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2015 through 2017
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai Fangxin information technology Co., Ltd. | Software Enterprise | Tax year 2014 through 2016
Income Tax
Reduction in tax for the year following the exemption period (as a percent)	50.00%	50.00%
Preferential tax rate (as a percent)	12.50%	12.50%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%